Segment Disclosure (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of segment disclosure

	March 31, 2025	March 31, 2024
Total Assets	$133,944	$173,271
Sales:
Web Related Sales	$29,355	$50,680
Net Sales	29,355	50,680
Cost of sales
Web Site Design	5,182	6,764
Gross Profit	24,173	43,916
Sales, marketing and support
General and Administrative	10,818	10,063
Consulting	8,400	12,600
Advertising and Marketing	2,478	5,471
Professional Fees	12,890	13,000
Depreciation and Amortization	360	360
Interest Expense	729	729
OPERATING PROFIT/ LOSS	$(11,502)	$1,693

	December 31, 2024	December 31, 2023
Total Assets	$136,352	$168,502
Sales:
Web Related Sales	$120,498	$102,974
Licensing Rights	—	30,000
Net Sales	120,498	132,974
Cost of sales
Web Site Design	22,089	13,762
Gross Profit	98,409	119,212
Sales, marketing and support
General and Administrative	44,473	42,277
Consulting	42,000	41,000
Advertising and Marketing	41,817	35,078
Professional Fees	24,895	20,050
Depreciation and Amortization	1,440	890

OPERATING LOSS	$56,216	$20,083